Process Plant (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Process Plant
Schedule of Process Plant

Process plant consists of the following:

	March 31,	December 31,
	2025	2024

Mill purchase, detailed engineering, and construction costs	$72,478,277	$65,545,594
Capitalized interest (note 9)	2,656,713	1,848,473
Disposal of grinding circuits	(984,820)	(984,820)
Process Plant	$74,150,170	$66,409,247

Process plant consists of the following:

	June 30,	December 31,
	2025	2024

Mill purchase, detailed engineering, and construction costs	$79,898,431	$65,545,594
Capitalized interest (note 9)	3,398,874	1,848,473
Disposal of grinding circuits	(984,820)	(984,820)
Process Plant	$82,312,485	$66,409,247

Process plant consists of the following:

	December 31,	December 31,
	2024	2023

Mill purchase, detailed engineering, and construction costs	$65,545,594	$17,219,063
Capitalized interest (note 10)	1,848,473	233,407
Disposal of Grinding Circuits	(984,820)	-
Process Plant	$66,409,247	$17,452,470